FINANCIAL INCOME AND EXPENSES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income from cash and investments:
In respect of investments in bank deposits and marketable securities	[1]	$ 93	$ 1,389	$ 547
Other financial income		151	202	169
Financial income from cash and investments		244	1,591	716
Financial expenses from notes, loans and other:
Convertible notes	[1]	393	4,427	4,610
Short-term bank loan		316	0	0
Short-term shareholders' loans		85	0	0
Other financial expenses		359	427	185
Exchange rate differences		8	30	(35)
Financial expenses from notes, loans and other		1,161	4,884	4,760
Gain (loss) on derivative financial instruments:
Gain on revaluation to fair value of the warrants embedded in the convertible notes		96	2,141	1,567
Gain (loss) on revaluation to fair value of warrants		2,337	1,784	(1,783)
Gain (loss) on derivative financial instruments		$ 2,433	$ 3,925	$ (216)

[1]	Including the effect of changes in the exchange rate of the NIS against the dollar.